OTHER COMPREHENSIVE INCOME/(LOSS) AND ACCUMULATED OTHER COMPREHENSIVE LOSS - Reclassifications (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Revenues (Energy)	$ 13,679	$ 13,449	$ 12,547
Interest expense	(2,265)	(2,069)	(1,998)
Plant operating costs and other	3,591	3,906	3,861
Income from equity investments	714	773	514
Gain/(loss) on assets held for sale/sold	170	631	(833)
Total before tax	3,949	3,306	837
Income tax expense	(432)	89	(352)
Net Income Attributable to Common Shares	3,539	2,997	124
Amounts Reclassified From Accumulated Other Comprehensive Loss | Cash flow hedges
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Total before tax	(22)	3	(71)
Income tax expense	6	(1)	29
Net Income Attributable to Common Shares	(16)	2	(42)
Amounts Reclassified From Accumulated Other Comprehensive Loss | Cash flow hedges | Interest
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Interest expense	(18)	(17)	(14)
Amounts Reclassified From Accumulated Other Comprehensive Loss | Amortization of actuarial gains and losses
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Plant operating costs and other	(16)	(15)	(22)
Amounts Reclassified From Accumulated Other Comprehensive Loss | Settlement charge
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Plant operating costs and other	(4)	(2)	0
Amounts Reclassified From Accumulated Other Comprehensive Loss | Pension and other post-retirement benefit plan adjustments
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Total before tax	(20)	(17)	(22)
Income tax expense	5	5	6
Net Income Attributable to Common Shares	(15)	(12)	(16)
Amounts Reclassified From Accumulated Other Comprehensive Loss | Equity investments
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Income from equity investments	(16)	(15)	(19)
Income tax expense	4	4	5
Net Income Attributable to Common Shares	(12)	(11)	(14)
Amounts Reclassified From Accumulated Other Comprehensive Loss | Currency translation adjustments
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Gain/(loss) on assets held for sale/sold		77	0
Income tax expense		0	0
Net Income Attributable to Common Shares		77	0
Amounts Reclassified From Accumulated Other Comprehensive Loss | Accumulated net gain (loss) from cash flow hedges attributable to noncontrolling interest
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Net Income Attributable to Common Shares	5	0	0
Amounts Reclassified From Accumulated Other Comprehensive Loss | Accumulated net gain (loss) from equity investments attributable to noncontrolling interest
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Net Income Attributable to Common Shares	2	0	0
Energy | Amounts Reclassified From Accumulated Other Comprehensive Loss | Cash flow hedges | Commodities
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Revenues (Energy)	$ (4)	$ 20	$ (57)